PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation disclosures
Number of options granted under share incentive plan	1,690,090	3,286,756	631,166
Number of option outstanding under share incentive plans (in shares)	6,796,112	6,709,008	4,710,758	5,532,515
Number of options modified under share incentive plan	(835,849)
Number of options converted from the modified under share incentive plan	209,026
Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Requisite service period	4 years	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)	2,438,190	3,400,231
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Restricted stock units outstanding (in shares)	429,354	569,497
Global Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	1,690,090	3,286,756
Number of option outstanding under share incentive plans (in shares)	4,357,922	3,308,777
Global Incentive Plan | Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan	18,750	87,465
Restricted stock units outstanding (in shares)	71,742	67,709
Modification
Share-based compensation disclosures
Share-based payment award, plan modification, description and terms	exercise price exceeding US$320 per ordinary share,
Number of options modified under share incentive plan	835,849
Number of options converted from the modified under share incentive plan	209,026